Borrowings (Details) - Schedule of Brrowings Item - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Non-current		S/ 306,678	S/ 305,631
Current		S/ 516,029	574,262
Bridge Loan [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[1]	2024 years
Interest rate	[1]
Non-current	[1]
Current	[1]	S/ 379,928	463,773
Bridge Loan [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[1]
Bridge Loan [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[1]
Banco De Credito Del Peru [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[2]	2028 years
Interest rate	[2]
Non-current	[2]	S/ 82,658	93,960
Current	[2]	S/ 33,338	32,104
Banco De Credito Del Peru [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[2]	6.04%
Banco De Credito Del Peru [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[2]	7.68%
Banco Interamericano De Desarrollo [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[3]	2032 years
Interest rate	[3]	7.84%
Non-current	[3]	S/ 73,058
Current	[3]	S/ 744
Banco Interamericano De Desarrollo [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[3]
Banco Interamericano De Desarrollo [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[3]
Banco De Credito Del Peru [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[4]	2024 years
Interest rate	[4]	10.00%
Non-current	[4]
Current	[4]	S/ 29,628
Banco De Credito Del Peru [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[4]
Banco De Credito Del Peru [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[4]
Banco De Credito Del Peru [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Interest rate		12.50%
Non-current
Current		S/ 8,024
Banco BBVA Peru [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Interest rate		7.94%
Non-current			1,528
Current		S/ 1,486	1
Bancolombia [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Non-current
Current		S/ 16,209	6,344
Bancolombia [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		17.96%
Bancolombia [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		22.89%
Banco De Bogota [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Interest rate		12.20%
Non-current
Current		S/ 3	4,330
Banco De Credito Del Peru [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2023 years
Interest rate		7.00%
Non-current
Current			36,562
Banco Interamericano De Finanzas [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Interest rate		11.35%
Non-current			7,965
Current			4,671
Banco BBVA Peru One [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2023 years
Interest rate		7.94%
Non-current
Current			587
BCI Management Administradora General De Fondos [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[5]	2027 years
Interest rate	[5]	9.97%
Non-current	[5]	S/ 122,214	154,025
Current	[5]	S/ 18,401	8,725
BCI Management Administradora General De Fondos [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[5]
BCI Management Administradora General De Fondos [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[5]
Other [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2024 years
Non-current		S/ 295	1,947
Current		S/ 14,159	3,451
Other [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		11.25%
Other [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		13.54%
Right-of-Use-Liabilities [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity	[6]	2027 years
Interest rate	[6]
Non-current	[6]	S/ 28,453	46,206
Current	[6]	S/ 14,109	12,879
Right-of-Use-Liabilities [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[6]	5.40%
Right-of-Use-Liabilities [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate	[6]	22.66%
Finance Leases [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Date of maturity		2023 years
Non-current
Current			S/ 835
Finance Leases [Member] | Bottom of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		5.32%
Finance Leases [Member] | Top of Range [Member]
Borrowings (Details) - Schedule of Brrowings Item [Line Items]
Interest rate		9.04%

[1]	On March 17, 2022, the Company entered into a bridge loan agreement for up to US$ 120 million, with a group of financial institutions comprised by Banco BTG Pactual - Cayman Branch, Banco Santander Peru, HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC, and Natixis, New York Branch. The financing will be repaid over a period of 18 months, in quarterly interest installments and is secured, subject to the fulfillment of certain precedent conditions, by a flow trust (first lien), a pledge over the shares in Unna Energia S.A. (first lien), and a trust on the shares of Viva Negocio Inmobiliario S.A.C. (second lien). On April 5, 2022, the Company received a bridge loan for up to US$ 120 million. On October 5, 2023 and December 27, 2023 payments of US$ 8 million (equivalent to S/ 29.1 million) and US$ 12 million (equivalent to S/ 43.6 million), respectively, were made. In addition, on December 27, 2023, the term extension of the bridge loan agreement was signed for up to US$ 100 million for a period of twelve months. As of December 31, 2023, the loan amounts to S/ 379.9 million (as of December 31, 2022, it amounted to S/ 463.8 million), comprising principal of S/ 371.3 million, plus interest and net deferred charges of S/ 8.6 million (as of December 31, 2022, S/ 458.4 million and S/ 5.4 million, respectively). As of December 31, 2022 and 2023, the Company has complied with the covenants established in the loan agreement.
[2]	Terminales del Peru (hereinafter “TP”), a joint operation of the subsidiary Unna Energia S.A., has a medium-term loan agreement with Banco de Credito del Peru (hereinafter BCP) to finance investments arising from the operation agreement of North and Center terminals for 2015 to 2019 period, ending its availability period on December 31, 2022 with a maximum exposure limit of US$ 80 million. This funding is repaid within eight (8) years. for a credit line amount of US$ 100 million, which was authorized and fully utilized. In addition, in November 2019, TP signed a loan agreement to finance the additional investments from 2019 to 2023 for a credit line of US$ 46 million with BCP. This agreement includes an assignee as interest holder, so BD Capital (BDC) acquired 50% of the BCP contractual position through the signature of an accession agreement. During 2023, additional disbursements of US$ 13.5 million, equivalent to S/ 50.9 million, were requested for the additional investments. On December 20, 2023, an addendum was signed to extend the period of availability until November 15, 2024. As of December 31, 2023, the amount recorded for the loans equivalent to the 50% interest held by the subsidiary Unna Energia S.A. is S/ 116 million, which includes principal plus interest and net deferred charges (S/ 126.1 million as of 31 December 2022). As of December 31, 2022 and 2023, TP is in compliance with the covenants established in the loan agreement.
[3]	In December 2022, Viva Negocio Inmobiliario S.A.C. signed a loan agreement with the Banco Interamericano de Desarollo, with a ten (10) year term and a two (2) year grace period for principal repayment, for the purpose of building social housing. The loan was fully disbursed in January 2023, for US$ 20 million, equivalent to S/ 72.2 million. As of December 31, 2023, the loan balance payable amounts to US$ 20.2 million, equivalent to S/ 73.8 million, comprising principal of S/ 74.3 million, plus interest of S/ 0.7 million and the negative effect of deferred charges of S/ 1.2 million. As of December 31, 2022 and 2023, Viva Negocio Inmobiliario S.A.C. has complied with the covenants established in the loan agreement.
[4]	On February 15, 2023 and May 15, 2023, the Ministerio de Desarrollo Agrario y Riego - MIDAGRI executed the bank guarantee letter for a total amount of US$ 9.5 million that had been issued on behalf of Concesionaria Chavimochic S.A.C. as a guarantee under the Concession contract. As a result, the Company entered into a short-term loan under tranche C1 of the syndicated financing agreement. The balance of the loan at December 31, 2023 is US$ 7.9 million (equivalent to S/ 29.6 million).
[5]	On May 29, 2018, the Company and Inversiones Concesiones Vial S.A.C. (“BCI Peru”) came into an investment agreement with the intervention of Fondo de Inversiones BCI NV (“BCI Fund”) and BCI Management Administradora General de Fondos S.A. (“BCI” Asset Management”) to monetize future dividends from Red Vial 5 S.A. to the Company. Upon the signature of this agreement, the Company had to indirectly transfer its economic rights over 48.8% of the share capital of Red Vial 5 S.A. by transferring its B class shares (equivalent to 48.8% of the capital of Red Vial S.A.) to a vehicle specially incorporated for such purposes called Inversiones en Autopistas S.A. The amount of the transaction was US$ 42.3 million (equivalent to S/ 138 million) and was completed on June 11, 2018. In addition, it has been agreed that the Company would have purchase options on 48.8% of Red Vial 5’s economic rights that BCI Peru will maintain through its interest in Inversiones en Autopistas S.A. These options would be subject to certain conditions such as the expiration of different terms, recovery of the investment made with the proceeds of BCI Fund (according to different economic calculations) and/or to control changes. As of December 31, 2023, the loan balance payable amounts to US$ 39.2 million, equivalent to S/ 145.4 million (as of December 31, 2022, US$ 42.6 million, equivalent to S/ 162.8 million) and includes the negative effect of the present value of S/ 2.4 million (as of December 31, 2022, S/ 16.6 million) (note 26.B.ii). Accrued interest amounts to S/ 8.3 million (in 2022, S/ 9.3 million).
[6]	The composition of right-of-use liabilities is detailed below: